Statutory Requirements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Insurance [Abstract]
Schedule of Surplus Notes

Maison’s capital is comprised of six surplus notes issued to PIH for the total principal amount of $9,000, all of which have been approved by the LDI prior to their issuance. Notes accrue interest at 10% per annum. Interest payments on the notes are due annually, and are also subject to prior approval by the LDI. The Company’s surplus notes, as of September 30, 2017, are as follows.

Date of Issuance	Maturity Date	Principal Amount
October 22, 2013	October 22, 2017	$650
December 21, 2015	December 21, 2017	850
March 31, 2016	March 31, 2018	550
September 29, 2016	September 29, 2018	3,450
November 14, 2016	November 14, 2018	550
September 28, 2017	September 28, 2019	2,950
		$9,000

The Company’s surplus notes, as of December 31, 2016, are as follows.

Date of Issuance	Maturity Date	Principal Amount
October 22, 2013	October 22, 2017	$650
December 21, 2015	December 21, 2017	850
March 31, 2016	March 31, 2018	550
September 29, 2016	September 29, 2018	3,450
November 14, 2016	November 14, 2018	550
		$6,050